Putnam Research Fund
The fund's portfolio
4/30/22 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value
Aerospace and defense (2.2%)
Boeing Co. (The)(NON)	4,080	$607,267
CAE, Inc. (Canada)(NON)	32,006	761,128
Northrop Grumman Corp.	9,532	4,188,360
Raytheon Technologies Corp.	42,840	4,065,945

		9,622,700
Airlines (0.4%)
Southwest Airlines Co.(NON)	36,988	1,728,079

		1,728,079
Automobiles (1.9%)
General Motors Co.(NON)	17,903	678,703
Tesla, Inc.(NON)	8,610	7,497,244

		8,175,947
Banks (2.9%)
Bank of America Corp.	130,524	4,657,096
Citigroup, Inc.	134,170	6,468,336
Silvergate Capital Corp. Class A(NON)	11,525	1,347,964

		12,473,396
Beverages (2.7%)
Coca-Cola Co. (The)	72,709	4,697,728
Constellation Brands, Inc. Class A	1,948	479,383
PepsiCo, Inc.	37,389	6,420,065

		11,597,176
Biotechnology (2.8%)
AbbVie, Inc.	33,510	4,921,949
Amgen, Inc.	4,947	1,153,591
Ascendis Pharma A/S ADR (Denmark)(NON)	11,205	1,022,680
Ironwood Pharmaceuticals, Inc.(NON)	129,864	1,558,368
Regeneron Pharmaceuticals, Inc.(NON)	5,137	3,385,848

		12,042,436
Building products (0.9%)
Johnson Controls International PLC	61,888	3,705,235

		3,705,235
Capital markets (2.6%)
Charles Schwab Corp. (The)	42,488	2,818,229
Goldman Sachs Group, Inc. (The)	17,178	5,247,707
KKR & Co., Inc.	37,315	1,901,946
Quilter PLC (United Kingdom)	945,001	1,559,456

		11,527,338
Chemicals (2.0%)
Corteva, Inc.	44,947	2,592,992
Eastman Chemical Co.	9,109	935,221
Linde PLC	4,946	1,542,954
PPG Industries, Inc.	9,816	1,256,350
Sherwin-Williams Co. (The)	8,047	2,212,603

		8,540,120
Construction materials (0.2%)
CRH PLC ADR (Ireland)	26,188	1,036,521

		1,036,521
Containers and packaging (0.5%)
Avery Dennison Corp.	12,501	2,257,681

		2,257,681
Diversified financial services (0.7%)
Apollo Global Management, Inc.	59,118	2,941,712

		2,941,712
Electric utilities (2.5%)
American Electric Power Co., Inc.	17,615	1,745,823
NextEra Energy, Inc.	30,641	2,176,124
NRG Energy, Inc.	196,263	7,045,842

		10,967,789
Electrical equipment (0.5%)
Emerson Electric Co.	23,042	2,077,928

		2,077,928
Electronic equipment, instruments, and components (0.4%)
Vontier Corp.	62,604	1,603,914

		1,603,914
Entertainment (0.6%)
Sea, Ltd. ADR (Singapore)(NON)	4,396	363,813
Walt Disney Co. (The)(NON)	21,944	2,449,609

		2,813,422
Equity real estate investment trusts (REITs) (1.0%)
Gaming and Leisure Properties, Inc.(R)	76,029	3,374,167
Vornado Realty Trust(R)	26,253	1,016,254

		4,390,421
Food and staples retail (1.8%)
BJ's Wholesale Club Holdings, Inc.(NON)	5,676	365,251
Costco Wholesale Corp.	4,388	2,333,187
Walmart, Inc.	32,902	5,033,677

		7,732,115
Food products (0.3%)
McCormick & Co., Inc. (non-voting shares)	12,736	1,280,860

		1,280,860
Health-care equipment and supplies (2.1%)
Abbott Laboratories	17,806	2,020,981
Baxter International, Inc.	14,048	998,251
Boston Scientific Corp.(NON)	54,438	2,292,384
Cooper Cos., Inc. (The)	432	155,969
DexCom, Inc.(NON)	2,180	890,704
Edwards Lifesciences Corp.(NON)	3,783	400,166
Intuitive Surgical, Inc.(NON)	6,143	1,470,020
Medtronic PLC	10,695	1,116,130

		9,344,605
Health-care providers and services (4.1%)
Anthem, Inc.	7,381	3,704,745
Cardinal Health, Inc.	8,498	493,309
Cigna Corp.	15,598	3,849,274
CVS Health Corp.	11,735	1,128,086
McKesson Corp.	3,236	1,001,898
UnitedHealth Group, Inc.	14,903	7,578,921

		17,756,233
Hotels, restaurants, and leisure (2.2%)
Aramark	27,716	1,004,705
Booking Holdings, Inc.(NON)	1,608	3,554,178
Chipotle Mexican Grill, Inc.(NON)	1,186	1,726,353
Hilton Worldwide Holdings, Inc.(NON)	13,860	2,152,319
Penn National Gaming, Inc.(NON)	26,171	957,073

		9,394,628
Household durables (0.6%)
PulteGroup, Inc.	62,349	2,603,694

		2,603,694
Household products (1.9%)
Procter & Gamble Co. (The)	52,679	8,457,613

		8,457,613
Industrial conglomerates (0.9%)
General Electric Co.(S)	12,380	922,929
Honeywell International, Inc.	16,039	3,103,707

		4,026,636
Insurance (2.5%)
AIA Group, Ltd. (Hong Kong)	112,600	1,100,093
Assured Guaranty, Ltd.	105,998	5,845,790
AXA SA (France)	69,397	1,837,332
Prudential PLC (United Kingdom)	183,211	2,277,396

		11,060,611
Interactive media and services (4.6%)
Alphabet, Inc. Class A(NON)	6,534	14,911,829
Meta Platforms, Inc. Class A(NON)	25,962	5,204,602

		20,116,431
Internet and direct marketing retail (4.5%)
Amazon.com, Inc.(NON)	7,888	19,606,649

		19,606,649
IT Services (5.0%)
Fidelity National Information Services, Inc.	70,607	7,000,684
Mastercard, Inc. Class A	29,352	10,665,930
Visa, Inc. Class A	19,794	4,218,695

		21,885,309
Life sciences tools and services (2.3%)
Avantor, Inc.(NON)	39,233	1,250,748
Bio-Rad Laboratories, Inc. Class A(NON)	2,656	1,360,031
Danaher Corp.	12,612	3,167,252
Illumina, Inc.(NON)	3,008	892,323
Thermo Fisher Scientific, Inc.	5,903	3,263,887

		9,934,241
Machinery (1.5%)
Deere & Co.	4,591	1,733,332
Ingersoll Rand, Inc.	29,750	1,307,810
Otis Worldwide Corp.	48,082	3,502,293

		6,543,435
Media (0.2%)
Charter Communications, Inc. Class A(NON)	2,340	1,002,667

		1,002,667
Metals and mining (0.6%)
Agnico-Eagle Mines, Ltd. (Canada)	15,540	904,590
Alamos Gold, Inc. Class A (Canada)	136,309	1,057,758
Anglo American PLC (London Exchange) (United Kingdom)	12,837	569,649

		2,531,997
Multi-utilities (0.3%)
Ameren Corp.	15,956	1,482,312

		1,482,312
Multiline retail (0.9%)
Target Corp.	16,293	3,725,394

		3,725,394
Oil, gas, and consumable fuels (4.3%)
Cenovus Energy, Inc. (Canada)	303,756	5,615,697
ConocoPhillips	23,349	2,230,296
Exxon Mobil Corp.	98,740	8,417,585
Shell PLC (London Exchange) (United Kingdom)	81,898	2,216,662
TotalEnergies SE (France)	7,384	363,822

		18,844,062
Pharmaceuticals (3.5%)
4Front Ventures Corp.(NON)	1,290,023	954,617
Bristol-Myers Squibb Co.	15,333	1,154,115
Eli Lilly and Co.	7,805	2,280,075
Johnson & Johnson	28,083	5,067,858
Merck & Co., Inc.	34,048	3,019,717
Pfizer, Inc.	56,653	2,779,963

		15,256,345
Professional services (0.1%)
Booz Allen Hamilton Holding Corp.	7,947	648,714

		648,714
Road and rail (2.0%)
CSX Corp.	41,360	1,420,302
Union Pacific Corp.	30,246	7,086,335

		8,506,637
Semiconductors and semiconductor equipment (2.8%)
Advanced Micro Devices, Inc.(NON)	54,975	4,701,462
NVIDIA Corp.	7,500	1,391,025
Qualcomm, Inc.	43,221	6,037,541

		12,130,028
Software (11.3%)
Adobe, Inc.(NON)	10,141	4,015,329
Intuit, Inc.	12,670	5,305,563
Microsoft Corp.	103,102	28,612,867
Oracle Corp.	85,340	6,263,956
salesforce.com, Inc.(NON)	21,725	3,822,297
Unity Software, Inc.(NON)	20,397	1,354,565

		49,374,577
Specialty retail (3.0%)
Bath & Body Works, Inc.	10,051	531,597
Burlington Stores, Inc.(NON)	2,545	518,060
CarMax, Inc.(NON)	12,620	1,082,544
Home Depot, Inc. (The)	27,445	8,244,478
O'Reilly Automotive, Inc.(NON)	2,551	1,547,309
TJX Cos., Inc. (The)	10,962	671,751
Warby Parker, Inc. Class A(NON)(S)	12,463	290,263

		12,886,002
Technology hardware, storage, and peripherals (4.9%)
Apple, Inc.	135,260	21,323,739

		21,323,739
Textiles, apparel, and luxury goods (0.6%)
Levi Strauss & Co. Class A	27,782	503,132
Lululemon Athletica, Inc. (Canada)(NON)	1,598	566,699
Nike, Inc. Class B	11,616	1,448,515

		2,518,346
Tobacco (0.2%)
Altria Group, Inc.	18,175	1,009,985

		1,009,985
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	5,009	1,585,449

		1,585,449
Wireless telecommunication services (1.4%)
T-Mobile US, Inc.(NON)	49,285	6,068,955

		6,068,955

Total common stocks (cost $307,185,858)		$416,140,084

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	52,611	$534,002

Total units (cost $526,110)		$534,002

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.625%, 1/31/26(i)	$175,000	$174,129
1.375%, 8/31/26(i)	127,000	119,181

Total U.S. treasury obligations (cost $293,310)		$293,310

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 0.45%(AFF)	Shares	1,234,065	$1,234,065
Putnam Short Term Investment Fund Class P 0.43%(AFF)	Shares	17,748,002	17,748,002
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(P)	Shares	110,000	110,000
U.S. Treasury Bills zero%, 7/14/22(i)		$121,000	120,831
U.S. Treasury Bills 0.562%, 6/21/22(SEG)		100,000	99,922
U.S. Treasury Bills 0.158%, 5/3/22(SEG)		700,000	699,999

Total short-term investments (cost $20,012,814)			$20,012,819
TOTAL INVESTMENTS

Total investments (cost $328,018,092)			$436,980,215

	FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $25,168,612) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/15/22	$5,319,575	$5,660,691	$341,116
		Canadian Dollar	Sell	7/20/22	1,399,972	1,440,623	40,651
		Danish Krone	Sell	6/15/22	1,139,507	1,194,024	54,517
	Barclays Bank PLC
		Euro	Sell	6/15/22	1,238,519	1,304,097	65,578
	Citibank, N.A.
		Canadian Dollar	Sell	7/20/22	2,287,269	2,353,772	66,503
		Euro	Sell	6/15/22	1,429,523	1,505,500	75,977
	Goldman Sachs International
		Euro	Sell	6/15/22	16,807	17,688	881
	HSBC Bank USA, National Association
		Euro	Sell	6/15/22	933,355	982,833	49,478
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	7/20/22	1,065,426	1,096,402	30,976
		Singapore Dollar	Sell	5/18/22	924,292	950,702	26,410
	Morgan Stanley & Co. International PLC
		Euro	Sell	6/15/22	1,308,705	1,377,931	69,226
	State Street Bank and Trust Co.
		Euro	Buy	6/15/22	1,207,759	1,265,973	(58,214)
		Hong Kong Dollar	Sell	5/18/22	943,736	950,292	6,556
	UBS AG
		Canadian Dollar	Sell	7/20/22	3,625,453	3,726,444	100,991
	WestPac Banking Corp.
		British Pound	Sell	6/15/22	1,260,762	1,341,640	80,878

	Unrealized appreciation						1,009,738

	Unrealized (depreciation)						(58,214)

	Total						$951,524
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	43	$8,883,650	$8,874,125	Jun-22	$(748,698)

Unrealized appreciation					—

Unrealized (depreciation)					(748,698)

Total					$(748,698)

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $435,220,010.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,105,950	$24,596,023	$24,467,908	$1,609	$1,234,065
	Putnam Short Term Investment Fund**	19,872,148	76,840,106	78,964,252	16,057	17,748,002

	Total Short-term investments	$20,978,098	$101,436,129	$103,432,160	$17,666	$18,982,067
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $1,234,065 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,163,323. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $706,995.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $51,757 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $51,658 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$30,001,475	$—	$—
Consumer discretionary	58,910,660	—	—
Consumer staples	30,077,749	—	—
Energy	16,263,578	2,580,484	—
Financials	31,228,780	6,774,277	—
Health care	64,333,860	—	—
Industrials	38,444,813	—	—
Information technology	106,317,567	—	—
Materials	13,796,670	569,649	—
Real estate	4,390,421	—	—
Utilities	12,450,101	—	—

Total common stocks	406,215,674	9,924,410	—
U.S. treasury obligations	—	293,310	—
Units	534,002	—	—
Short-term investments	110,000	19,902,819	—

Totals by level	$406,859,676	$30,120,539	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$951,524	$—
Futures contracts	(748,698)	—	—

Totals by level	$(748,698)	$951,524	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	30
Forward currency contracts (contract amount)	$45,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com